Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.355680%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	1.83975%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,345,517.60

Principal:
Principal Collections	$23,264,335.66
Prepayments in Full	$11,894,474.77
Liquidation Proceeds	$516,229.75
Recoveries	$57,966.53
Sub Total	$35,733,006.71
Collections	$38,078,524.31

Purchase Amounts:
Purchase Amounts Related to Principal	$158,715.90
Purchase Amounts Related to Interest	$568.77
Sub Total	$159,284.67

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,237,808.98

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	20
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$38,237,808.98
Servicing Fee	$708,209.27	$708,209.27	$0.00	$0.00	$37,529,599.71
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,529,599.71
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$37,529,599.71
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$37,529,599.71
Interest - Class A-3 Notes	$1,338,230.66	$1,338,230.66	$0.00	$0.00	$36,191,369.05
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$35,848,588.05
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,848,588.05
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$35,720,321.38
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,720,321.38
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$35,630,844.71
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,630,844.71
Regular Principal Payment	$32,687,126.08	$32,687,126.08	$0.00	$0.00	$2,943,718.63
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,943,718.63
Residual Released to Depositor	$0.00	$2,943,718.63	$0.00	$0.00	$0.00
Total		$38,237,808.98

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$32,687,126.08
Total					$32,687,126.08
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$32,687,126.08	$59.72	$1,338,230.66	$2.45	$34,025,356.74	$62.17
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$32,687,126.08	$20.70	$1,898,755.00	$1.20	$34,585,881.08	$21.90

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$529,992,341.65	0.9683586	$497,305,215.57	0.9086354
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$739,102,341.65	0.4681270	$706,415,215.57	0.4474239

Pool Information
Weighted Average APR	3.336%	3.332%
Weighted Average Remaining Term	40.92	40.08
Number of Receivables Outstanding	43,126	42,201
Pool Balance	$849,851,125.16	$813,307,822.07
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$779,480,055.10	$746,244,779.47
Pool Factor	0.4918121	0.4706643

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$67,063,042.60
Targeted Overcollateralization Amount	$106,892,606.50
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$106,892,606.50

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	20
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		124	$709,547.01
(Recoveries)		73	$57,966.53
Net Loss for Current Collection Period			$651,580.48
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9200%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3767%
Second Prior Collection Period			0.5691%
Prior Collection Period			1.0036%
Current Collection Period			0.9403%
Four Month Average (Current and Prior Three Collection Periods)			0.7224%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2420	$9,718,759.62
(Cumulative Recoveries)			$964,652.04
Cumulative Net Loss for All Collection Periods			$8,754,107.58
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5066%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,016.02
Average Net Loss for Receivables that have experienced a Realized Loss			$3,617.40

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.54%	536	$12,561,085.75
61-90 Days Delinquent	0.15%	52	$1,194,312.47
91-120 Days Delinquent	0.04%	10	$321,397.58
Over 120 Days Delinquent	0.05%	16	$372,359.67
Total Delinquent Receivables	1.78%	614	$14,449,155.47

Repossession Inventory:
Repossessed in the Current Collection Period		26	$633,867.81
Total Repossessed Inventory		44	$1,128,525.19

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1820%
Prior Collection Period			0.1600%
Current Collection Period			0.1848%
Three Month Average			0.1756%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2321%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	20

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer